Asset Retirement Obligation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
19	Asset Retirement Obligation

Asset retirement obligation	2,023,329	1,990,399
	2,023,329	1,990,399

As part of the land lease agreement between the Fujairah Oil Industry Zone (“FOIZ”) and the Group, the Group has a legal obligation to remove the plant at the end of its useful life, or earlier, if the Group is unable to continue its operations, and restore the land. The Group has employed professional valuers to estimate the amount of liability.

24	Asset Retirement Obligation

Asset retirement obligation	2,056,259	1,990,399
	2,056,259	1,990,399

As part of the land lease agreement between the Fujairah Oil Industry Zone (“FOIZ”) and the Group, the Group has a legal obligation to remove the plant at the end of its useful life, or earlier, if the Group is unable to continue its operations, and restore the land. The Group has employed professional valuers to estimate the amount of liability.

24	Asset Retirement Obligation

Asset retirement obligation	1,990,399	873,334
	1,990,399	873,334

As part of the land lease agreement between the Fujairah Oil Industry Zone (“FOIZ”) and the Group, the Group has a legal obligation to remove the plant at the end of its useful life, or earlier, if the Group is unable to continue its operations, and restore the land. The Group has employed professional valuers to estimate the amount of liability.

25	Asset Retirement Obligation

Asset retirement obligation	873,334	Nil
	873,334	Nil

As part of the land lease agreement between the Fujairah Oil Industry Zone (“FOIZ”) and the Group, the Group has a legal obligation to remove the plant at the end of its useful life, or earlier, if the Group is unable to continue its operations, and restore the land. The Group has employed professional valuers to estimate the amount of liability.